DEPOSITS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Amount, transaction accounts:
Non-interest-bearing checking	$ 173,374,357	$ 150,430,677
Interest-bearing checking	297,523,150	328,274,827
Savings accounts	37,257,868	35,713,661
Money market	149,193,821	183,873,574
Total transaction accounts	657,349,196	698,292,739
Amount, certificates of deposit:
Total certificates of deposit	445,330,577	424,232,174
Total	1,102,679,773	1,122,524,913
Weighted Average Interest Rate, transaction accounts:
Interest-bearing checking (as a percent)	0.14%	0.28%
Savings accounts (as a percent)	0.14%	0.14%
Money market (as a percent)	0.26%	0.33%
Total transaction accounts (as a percent)	0.13%	0.22%
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	1.02%	1.48%
Total (as a percent)	0.49%	0.70%
Certificates of deposit, additional disclosure
Certificates of deposit with a minimum principal amount of $100,000	246,500,000	226,200,000
Certificates of deposit, obtained from national brokers		8,400,000
Weighted-average interest rates, brokered deposits (as a percent)		5.23%
Certificates of deposit - 0.00% to 0.99%
Amount, certificates of deposit:
Total certificates of deposit	174,660,797	142,890,688
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	0.45%	0.48%
Certificates of deposit - 0.00% to 0.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	0.00%	0.00%
Certificates of deposit - 0.00% to 0.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	0.99%	0.99%
Certificates of deposit - 1.00% to 1.99%
Amount, certificates of deposit:
Total certificates of deposit	258,372,538	203,692,301
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	1.34%	1.53%
Certificates of deposit - 1.00% to 1.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	1.00%	1.00%
Certificates of deposit - 1.00% to 1.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	1.99%	1.99%
Certificates of deposit - 2.00% to 2.99%
Amount, certificates of deposit:
Total certificates of deposit	9,981,033	27,191,874
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	2.24%	2.46%
Certificates of deposit - 2.00% to 2.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	2.00%	2.00%
Certificates of deposit - 2.00% to 2.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	2.99%	2.99%
Certificates of deposit - 3.00% to 3.99%
Amount, certificates of deposit:
Total certificates of deposit	665,884	40,107,262
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	3.83%	3.20%
Certificates of deposit - 3.00% to 3.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	3.00%	3.00%
Certificates of deposit - 3.00% to 3.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	3.99%	3.99%
Certificates of deposit - 4.00% to 4.99%
Amount, certificates of deposit:
Total certificates of deposit	1,650,325	1,864,014
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	4.19%	4.22%
Certificates of deposit - 4.00% to 4.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	4.00%	4.00%
Certificates of deposit - 4.00% to 4.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	4.99%	4.99%
Certificates of deposit - 5.00% to 5.99%
Amount, certificates of deposit:
Total certificates of deposit		$ 8,486,035
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)		5.23%
Certificates of deposit - 5.00% to 5.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	5.00%	5.00%
Certificates of deposit - 5.00% to 5.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	5.99%	5.99%